Supplemental disclosure of cash flow information	9 Months Ended
Sep. 30, 2021
Supplemental disclosure of cash flow information

12. Supplemental disclosure of cash flow information

	Three months ended		Nine months ended
	September 30,		September 30,
	2021	2020	2021	2020
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	563	(27)	666	(183)
Inventory	—	4	(39)	832
Prepaid expenses and other current assets	233	754	548	853
Payables and accrued liabilities	298	(770)	(17)	(1,221)
Taxes payable	—	—	(129)	—
Deferred revenues	84	23	1,314	(372)
Employee future benefits	(68)	(123)	(225)	(338)
	1,110	(139)	2,118	(429)